INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%
Effective income tax percentage	34.59%	34.59%
Pono Capital Corp [Member]
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward			$ 29,828	$ 16,627
Valuation allowance			$ 134,787	$ 193,804
Effective income tax rate			21.00%	21.00%
Effective income tax percentage			0.00%	(2.60%)
Domestic Tax Authority [Member] | Pono Capital Corp [Member]
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward				$ 0
State and Local Jurisdiction [Member] | Pono Capital Corp [Member]
Operating Loss Carryforwards [Line Items]
Net operation loss carryforward				$ 328,864